Allowance for Loan Losses - Schedule of Loans and Reserve Balances by Loan Segment Both Individually and Collectively Evaluated for Impairment (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable Allowance For Credit Losses [Line Items]
Individually Evaluated, Reserve	$ 154	$ 194
Individually Evaluated, Loans	4,478	5,569
Collectively Evaluated, Reserve	2,220	2,264
Collectively Evaluated, Loans	365,492	351,302
Total Reserve	2,374	2,458	$ 2,707	$ 2,884
Total Loans	369,970	356,871
Commercial [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Individually Evaluated, Reserve	42	22
Individually Evaluated, Loans	1,359	1,788
Collectively Evaluated, Reserve	1,292	1,379
Collectively Evaluated, Loans	217,592	208,022
Total Reserve	1,334	1,401	1,404	1,310
Total Loans	218,951	209,810
Non-Commercial [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Individually Evaluated, Reserve	112	172
Individually Evaluated, Loans	3,119	3,781
Collectively Evaluated, Reserve	928	885
Collectively Evaluated, Loans	147,900	143,280
Total Reserve	1,040	1,057	$ 1,303	$ 1,574
Total Loans	$ 151,019	$ 147,061